Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in capital [1]	Retained earnings	Accumulated comprehensive (loss)/ income	Total HPAI’s shareholders’ equity	Non-controlling interests	Total
Balance at Jun. 30, 2024		$ 3,028	[1]	$ 4,528	$ 13,045,642				$ 13,053,198
Balance (in Shares) at Jun. 30, 2024	[1]	30,280,768
Reverse recapitalization		$ 588	[1]	(7,505,333)					(7,504,745)
Reverse recapitalization (in Shares)	[1]	5,878,103
Equity financing through Private Placement		$ 51	[1]	5,499,949					5,500,000
Equity financing through Private Placement (in Shares)	[1]	509,259
Conversion from Convertible Promissory Notes		$ 46	[1]	5,020,207					5,020,253
Conversion from Convertible Promissory Notes (in Shares)	[1]	464,838
Offering costs in the Business Combination			[1]	(1,030,923)					(1,030,923)
Share-based compensation			[1]	223,933					223,933
Net income (loss)			[1]		1,066,894				1,066,894
Balance at Dec. 31, 2024		$ 3,713	[1]	2,212,361	14,112,536				16,328,610
Balance (in Shares) at Dec. 31, 2024	[1]	37,132,968
Balance at Jun. 30, 2025		$ 3,743	[1]	2,562,548	14,904,212	$ (5,132)	$ 17,465,371		17,465,371
Balance (in Shares) at Jun. 30, 2025	[1]	37,430,968
Equity financing through Private Placement			[1]	1,190,159			1,190,159		1,190,159
Contribution from non-controlling shareholders			[1]					$ 500,000	500,000
Share-based compensation			[1]	469,583			469,583		469,583
Net income (loss)			[1]		(1,671,707)		(1,671,707)	(13,599)	(1,685,306)
Foreign currency translation adjustment, net of tax			[1]			21,305	21,305		21,305
Balance at Dec. 31, 2025		$ 3,743	[1]	$ 4,222,290	$ 13,232,505	$ 16,173	$ 17,474,711	$ 486,401	$ 17,961,112
Balance (in Shares) at Dec. 31, 2025	[1]	37,430,968

[1]	Share data and additional paid-in capital have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.